Pension and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2024	2023	2024	2023
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$647,092	$627,668	$209,498	$217,330
Plan settlements	—	(3,226)	—	—
Service cost	13,625	11,725	2,901	3,253
Interest cost	33,260	33,633	11,052	11,510
Actuarial loss (gain)	(32,568)	20,085	(11,106)	(10,913)
Contributions from retirees	—	—	2,018	2,189
Medicare Part D	—	—	314	355
Benefits paid	(45,343)	(42,740)	(13,596)	(14,226)
Foreign exchange	(100)	(53)	—	—
Projected benefit obligation, end of year	$615,966	$647,092	$201,081	$209,498
Change in plan assets
Fair value of plan assets, beginning of year	610,209	568,982	193,782	172,167
Actual return on plan assets	33,371	65,235	16,379	22,620
Employer contributions	22,600	21,956	2,801	10,677
Plan settlements	(98)	(3,226)	—	—
Contributions from retirees	—	—	2,018	2,189
Medicare Part D subsidy receipts	—	—	314	355
Benefits paid	(45,343)	(42,740)	(13,596)	(14,226)
Foreign exchange	—	2	—	—
Fair value of plan assets, end of year	$620,739	$610,209	$201,698	$193,782
Funded (unfunded) status	$4,773	$(36,883)	$617	$(15,716)
Amounts recognized in the consolidated balance sheets consist of:
Non-current assets (note 11)	32,608	12,598	51,882	35,879
Current liabilities	(1,647)	(1,416)	(3,896)	(3,164)
Non-current liabilities	(26,188)	(48,065)	(47,369)	(48,431)
Net amount recognized	$4,773	$(36,883)	$617	$(15,716)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2024	2023	2024	2023
Accumulated benefit obligation	$38,855	$425,842	$69,617	$71,089
Fair value of plan assets	$11,339	$393,857	$18,351	$18,793
10.Pension and other post-employment benefits (continued)
(a)Net pension and OPEB obligation (continued)
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2024	2023	2024	2023
Projected benefit obligation	$39,494	$507,612	$69,617	$71,089
Fair value of plan assets	$11,339	$458,497	$18,351	$18,793

Schedule of Amounts Recognized in Other Comprehensive Loss	Pension and post-employment actuarial changes

Change in AOCI, before tax	Pension		OPEB
	Actuarial losses (gains)	Past service losses (gains)	Actuarial losses (gains)	Past service losses (gains)
Balance, January 1, 2023	$(671)	$(3,363)	$(33,550)	$(2,190)
Additions to AOCI	(12,600)	—	(23,797)	853
Amortization in current period	617	1,491	2,554	—
Recognition of settlement gain	235	—	—	—
Reclassification to regulatory accounts	5,517	(755)	19,518	—
Balance, December 31, 2023	$(6,902)	$(2,627)	$(35,275)	$(1,337)
Additions to AOCI	(31,048)	—	(16,958)	853
Amortization in current period	1,499	1,468	3,499	—
Reclassification to regulatory accounts	15,425	(755)	15,257	—
Balance, December 31, 2024	$(21,026)	$(1,914)	$(33,477)	$(484)

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2024 and 2023 were as follows:

	Pension benefits		OPEB
	2024	2023	2024	2023
Discount rate	5.73%	5.19%	5.77%	5.22%
Interest crediting rate (for cash balance plans)	4.45%	4.48%	N/A	N/A
Rate of compensation increase	3.64%	3.60%	N/A	N/A
Health care cost trend rate
Before age 65			6.75%	7.00%
Age 65 and after			9.53%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.50%
Year in which ultimate rate is reached			2034	2034

Schedule of Weighted Average Assumptions Used to Determine Net Benefit Cost
Weighted average assumptions used to determine net benefit cost for 2024 and 2023 were as follows:

	Pension benefits		OPEB
	2024	2023	2024	2023
Discount rate	5.19%	5.35%	5.22%	5.49%
Expected return on assets	6.27%	6.38%	5.64%	6.45%
Rate of compensation increase	5.10%	3.99%	n/a	n/a
Health care cost trend rate
Before Age 65			7.00%	6.00%
Age 65 and after			6.00%	6.00%
Assumed ultimate medical inflation rate			4.50%	4.75%
Year in which ultimate rate is reached			2034	2033

Schedule of Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses
The following table lists the components of net benefit cost for the pension and OPEB plans. Service cost is recorded as part of operating expenses and non-service costs are recorded as part of Pension and other post-employment non-service costs in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2024	2023	2024	2023
Service cost	$13,625	$11,725	$2,901	$3,253
Non-service costs
Interest cost	33,260	33,633	11,052	11,510
Expected return on plan assets	(34,555)	(31,990)	(10,527)	(9,736)
Amortization of net actuarial loss	(1,499)	(852)	(3,499)	(3,559)
Amortization of prior service credits	(1,468)	(1,491)	(853)	(853)
Amortization of regulatory accounts	15,603	16,258	6,583	6,965
	$11,341	$15,558	$2,756	$4,327
Net benefit cost	$24,966	$27,283	$5,657	$7,580

Schedule of Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset class	Target (%)	Range (%)
Equity securities	44%	30% - 100%
Debt securities	46%	20% - 60%
Other	10%	—% - 20%
	100%

The fair values of investments as of December 31, 2024, by asset category, are as follows:

Asset class	2024	Percentage
Equity securities	$396,341	48%
Debt securities	377,755	46%
Other	48,741	6%
	$822,837	100%

Schedule of Changes in Fair Value of Plan Assets
The following table summarizes the changes in fair value of these Level 3 assets as of December 31:

Level 3
Balance, January 1, 2024	$26,380
Contributions into funds	4,650
Return on assets	1,101
Distributions	(2,398)
Balance, December 31, 2024	$29,733

Schedule of Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2025	2026	2027	2028	2029	2030-2034
Pension plan	$50,348	$49,571	$50,557	$50,748	$51,613	$249,743
OPEB	$12,866	$12,713	$13,233	$13,662	$13,928	$73,004